Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$508,735.96

Principal:
Principal Collections	$7,719,886.64
Prepayments in Full	$2,735,719.67
Liquidation Proceeds	$60,806.25
Recoveries	$27,627.85
Sub Total	$10,544,040.41
Collections	$11,052,776.37

Purchase Amounts:
Purchase Amounts Related to Principal	$426,681.76
Purchase Amounts Related to Interest	$2,467.79
Sub Total	$429,149.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,481,925.92

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,481,925.92
Servicing Fee	$115,431.33	$115,431.33	$0.00	$0.00	$11,366,494.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,366,494.59
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,366,494.59
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,366,494.59
Interest - Class A-4 Notes	$27,689.55	$27,689.55	$0.00	$0.00	$11,338,805.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,338,805.04
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$11,302,304.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,302,304.54
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$11,273,363.54
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,273,363.54
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$11,233,460.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,233,460.04
Regular Principal Payment	$10,704,910.17	$10,704,910.17	$0.00	$0.00	$528,549.87
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$528,549.87
Residual Released to Depositor	$0.00	$528,549.87	$0.00	$0.00	$0.00
Total		$11,481,925.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,704,910.17
Total					$10,704,910.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,704,910.17	$92.02	$27,689.55	$0.24	$10,732,599.72	$92.26
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$10,704,910.17	$7.98	$133,034.55	$0.10	$10,837,944.72	$8.08

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$43,720,348.41	0.3758304	$33,015,438.24	0.2838085
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$135,800,348.41	0.1012068	$125,095,438.24	0.0932289

Pool Information
Weighted Average APR	4.495%	4.526%
Weighted Average Remaining Term	21.00	20.25
Number of Receivables Outstanding	16,758	16,097
Pool Balance	$138,517,600.86	$127,515,937.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$135,800,348.41	$125,095,438.24
Pool Factor	0.1023674	0.0942369

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$2,420,499.08
Targeted Overcollateralization Amount	$2,420,499.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,420,499.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$58,569.22
(Recoveries)		102	$27,627.85
Net Loss for Current Collection Period			$30,941.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2681%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.1406%
Second Preceding Collection Period			0.9955%
Preceding Collection Period			0.7280%
Current Collection Period			0.2791%
Four Month Average (Current and Preceding Three Collection Periods)			0.5358%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,667	$9,470,561.28
(Cumulative Recoveries)			$1,962,365.08
Cumulative Net Loss for All Collection Periods			$7,508,196.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5549%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,029.26
Average Net Loss for Receivables that have experienced a Realized Loss			$1,608.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.34%	355	$4,253,513.53
61-90 Days Delinquent	0.42%	42	$531,406.30
91-120 Days Delinquent	0.09%	8	$115,488.95
Over 120 Days Delinquent	0.58%	54	$738,254.38
Total Delinquent Receivables	4.42%	459	$5,638,663.16

Repossession Inventory:
Repossessed in the Current Collection Period		15	$186,504.75
Total Repossessed Inventory		23	$354,194.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6490%
Preceding Collection Period			0.6087%
Current Collection Period			0.6461%
Three Month Average			0.6346%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer